Stock-Based Compensation Plans (Narrative) (Details)	1 Months Ended	12 Months Ended
	May. 31, 2015 shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 item shares	Mar. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | item			3
Number of shares authorized			6,800,000
PSU [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested share units that will be converted				46,610
Weighted average grant date fair value | $ / shares		$ 71.69
Estimated fair value per share | $ / shares		$ 139.51
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Shares contractual life			5 years
Stock Options [Member] | Prior to Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares contractual life			10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Restricted Stock [Member] | Prior to Year 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			3 years
Restricted Stock [Member] | Prior to Year 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years			4 years
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	4,437